Schedule of contract assets (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assets
Balance - beginning of the year			$ 2,488
Increase resulting from satisfaction of performance obligations
Less: progress billings			(2,488)
Balance - end of the year